Average Annual Total Returns - Invesco Senior Loan ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P/LSTA U.S. Leveraged Loan 100 Index (reflects no deduction for fees, expenses or taxes) 1 Year		S&P/LSTA U.S. Leveraged Loan 100 Index (reflects no deduction for fees, expenses or taxes) 5 Years		S&P/LSTA U.S. Leveraged Loan 100 Index (reflects no deduction for fees, expenses or taxes) Since Inception		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Mar. 03, 2011	8.83%	3.23%	3.32%	6.72%	1.44%	1.55%	5.19%	1.65%	1.76%	10.65%	[1]	4.14%	[1]	3.97%	[1]	8.72%	3.05%	3.54%

[1]	The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.